Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 5 - Cash and Cash Equivalents As of December 31, 2017, and December 31, 2018, cash and cash equivalents include mainly bank deposits with a maturity of up to 90 days.